JOHN HANCOCK FUNDS III

200 Berkeley Street

Boston, Massachusetts 02116

August 8, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Funds III (the “Trust”), on behalf of:
John Hancock Disciplined Value Fund,
John Hancock Disciplined Value Mid Cap Fund,
John Hancock Global Shareholder Yield Fund,
John Hancock International Growth Fund, and
John Hancock U.S. Quality Growth Fund (collectively, the “Funds”)
File Nos. 333-125838; 811-21777

Ladies and Gentlemen:

Enclosed for filing on behalf of the Funds pursuant to: (1) the Securities Act of 1933, as amended (the "1933 Act"), and Rule 485(b) thereunder; and (2) the Investment Company Act of 1940, as amended (the "1940 Act"), is Post-Effective Amendment No. 85 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 87 to its Registration Statement under the 1940 Act (the “Amendment”).

This Amendment is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in Post-Effective Amendment No. 84 under the 1933 Act and Amendment No. 86 under the 1940 Act, which were filed with the Securities and Exchange Commission via EDGAR on July 25, 2019.

No fees are required in connection with this filing. The undersigned represents that the Amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the 1933 Act.

If you have any questions or comments, please call me at 617-572-0138.

Sincerely,

/s/ Ariel Ayanna

Ariel Ayanna

Assistant Secretary of the Trust